HEDGEYE 130/30 EQUITY ETF
Schedule of Investments
January 31, 2026 (unaudited)
		Shares	Value
89.69%	COMMON STOCKS
2.07%	COMMUNICATION SERVICES
	Roku, Inc.(A)	8,630	$821,576

18.07%	CONSUMER DISCRETIONARY
	Alibaba Group Holdings	5,848	991,587
	Capri Holdings Ltd.(A)	23,045	520,126
	Five Below, Inc.(A)	3,036	581,819
	The Gap, Inc.	14,771	413,293
	Marriott International Class A	3,596	1,133,819
	The RealReal, Inc.(A)	48,689	714,268
	Steven Madden Ltd.	13,862	608,265
	Ulta Beauty, Inc.(A)	833	539,251
	Viking Holdings Ltd.(A)	13,745	991,702
	Warby Parker, Inc.(A)	27,137	692,265
			7,186,395

5.99%	CONSUMER STAPLES
	Dollar General Corp.	5,907	847,241
	Freshpet, Inc.(A)	8,537	595,029
	Tyson Foods, Inc. Class A	14,397	940,556
			2,382,826

5.56%	ENERGY
	BKV Corp(A)	20,139	599,135
	Exxon Mobil Corp.	6,419	907,647
	Transocean Ltd.(A)	141,960	705,541
			2,212,323

1.97%	FINANCIALS
	Morgan Stanley	4,291	784,395

2.78%	HEALTH CARE
	Novo Nordisk A/S	18,605	1,105,695
HEDGEYE 130/30 EQUITY ETF
Schedule of Investments
January 31, 2026 (unaudited)
		Shares	Value

23.53%	INDUSTRIALS
	Advanced Drainage Systems, Inc.	2,678	$407,163
	Array Technologies, Inc.(A)	73,284	829,941
	Dover Corp.	3,395	684,059
	Emerson Electric Co.	6,795	998,593
	GE Vernova LLC	1,499	1,088,829
	Huntington Ingalls Industries	3,079	1,294,750
	JB Hunt Transport Services, Inc.	4,049	820,813
	PACCAR, Inc.	6,792	834,805
	Rockwell Automation, Inc.	1,920	809,568
	UPS, Inc. Class B	9,250	982,535
	Valmont Industries, Inc.	1,368	609,526
			9,360,582

20.46%	INFORMATION TECHNOLOGY
	Akamai Technologies, Inc.(A)	10,303	1,000,936
	Entegris, Inc.	6,074	717,157
	Intel Corp.(A)	18,608	864,714
	JFrog Ltd.(A)	6,927	379,600
	MKS, Inc.	4,109	967,300
	Nvidia Corp.	11,633	2,223,415
	Onto Innovation, Inc.(A)	4,167	841,942
	SiTime Corp.(A)	3,148	1,143,070
			8,138,134

7.77%	MATERIALS
	CRH plc	6,248	764,818
	Freeport-McMoran, Inc.	19,753	1,189,723
	Newmont Goldcorp Corp.	10,119	1,136,870
			3,091,411

1.49%	REAL ESTATE
	Lamar Advertising Co. REIT	4,608	591,252

89.69%	TOTAL COMMON STOCKS		35,674,589
	(Cost: $34,526,910)

		Shares	Value
2.83%	MONEY MARKET FUND
	First American Money Market Funds 3.610%(B)	1,123,484	$1,123,484
	(Cost: $1,123,484)

92.52%	TOTAL INVESTMENTS		36,798,073
	(Cost: $35,650,394)
7.48%	Other assets, net of liabilities		2,975,689
100.00%	NET ASSETS		$39,773,762

HEDGEYE 130/30 EQUITY ETF
Schedule of Investments
January 31, 2026 (unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS
	Reference	Pay/Receive					Unrealized
	Entity/	Equity on	Financing	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Obligation	Reference Entity	Rate	Frequency	Date	Amount	(Depreciation)

Clear Street Derivatives, LLC.	Alphabet Inc. Class A	Receive	OBFR01(D)-100bps	Monthly	1/12/2027	$2,428,192	$111,796
Clear Street Derivatives, LLC.	Amazon.com Inc.	Receive	OBFR01(D)-100bps	Monthly	1/12/2027	1,718,174	15,818
Clear Street Derivatives, LLC.	Caterpillar Inc.	Receive	OBFR01(D)-100bps	Monthly	1/12/2027	1,113,568	84,703
Clear Street Derivatives, LLC.	Danaher Corp.	Receive	OBFR01(D)-100bps	Monthly	1/12/2027	941,446	(64,046)
Clear Street Derivatives, LLC.	Goldman Sachs Group Inc.	Receive	OBFR01(D)-100bps	Monthly	1/12/2027	986,858	(9,540)
Clear Street Derivatives, LLC.	Johnson & Johnson	Receive	OBFR01(D)-100bps	Monthly	1/12/2027	1,010,805	69,818
Clear Street Derivatives, LLC.	Starbucks Corp.	Receive	OBFR01(D)-100bps	Monthly	1/26/2027	796,287	(211)

TOTAL RETURN SWAP CONTRACTS						$8,995,330	$208,338

(A)Non-income producing
(B)Effective 7 day yield as of January 31, 2026
(C) Includes cash which is being held as collateral for total return swap contracts.
(D) OBFR01 - Overnight Bank Funding Rate, 3.63% as of January 31, 2026.
REIT - Real Estate Investment Trust.
See Notes to Schedule of Investments.

HEDGEYE 130/30 EQUITY ETF
Schedule of Short Investments
January 31, 2026 (unaudited)
		Shares	Value
(18.78%)	SHORT INVESTMENTS
(14.73%)	COMMON STOCKS SOLD SHORT
(1.12%)	COMMUNICATION SERVICES
	Netflix, Inc.	(3,040)	$(253,810)
	Roblox Corp.	(2,929)	(192,611)
			(446,421)
(3.16%)	CONSUMER DISCRETIONARY
	Boot Barn Holdings, Inc.	(1,590)	(283,783)
	DoorDash, Inc.	(867)	(177,406)
	Helen of Troy Ltd.	(13,656)	(226,143)
	Ollie's Bargain Outlet, Inc.	(2,609)	(287,799)
	Rush Street Interactive, Inc.	(15,881)	(280,617)
			(1,255,748)
(4.77%)	CONSUMER STAPLES
	BellRing Brands, Inc.	(11,020)	(274,067)
	Campbell Soup Co.	(9,635)	(269,587)
	General Mills, Inc.	(4,489)	(207,661)
	The Kraft Heinz Co.	(13,097)	(310,923)
	Kroger Co.	(4,735)	(297,595)
	Post Holdings, Inc.	(2,572)	(263,141)
	Sprouts Farmers Market, Inc.	(3,840)	(272,294)
			(1,895,268)
(0.71%)	HEALTH CARE
	Tenet Healthcare Corp.	(1,493)	(282,595)

(1.50%)	INDUSTRIALS
	Copart, Inc.	(7,768)	(315,225)
	Equifax, Inc.	(1,393)	(280,550)
			(595,775)
(3.47%)	INFORMATION TECHNOLOGY
	Dell Technologies	(2,621)	(299,947)
	HubSpot, Inc.	(603)	(168,840)
	Motorola Solutions, Inc.	(667)	(268,494)
	Oracle Corp.	(1,221)	(200,952)
	Roper Technologies, Inc.	(711)	(263,945)
	Strategy, Inc. Class A	(1,190)	(178,155)
			(1,380,333)

(14.73%)	TOTAL COMMON STOCKS SOLD SHORT		(5,856,140)
	(Premiums Received: $6,129,768)

(4.05%)	EXCHANGE TRADED FUNDS SOLD SHORT
	First Trust Natural Gas ETF	(8,066)	(206,570)
	Invesco QQQ Trust Series	(326)	(202,730)
	State Street SPDR S&P Software ETF	(2,390)	(399,584)
	Utilities Select Sector SPDR® ETF	(18,616)	(805,142)
			(1,614,026)

(4.05%)	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT		(1,614,026)
	(Premiums Received: $1,641,639)

(18.78%)	TOTAL SHORT INVESTMENTS		(7,470,166)
	(Premiums Received: $7,771,407)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
Assets	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$35,674,589	$-	$-	$35,674,589
UNREALIZED APPRECIATION ON SWAPS	-	208,338	-	208,338
MONEY MARKET FUND	1,123,484	-	-	1,123,484
	36,798,073	208,338	-	37,006,411
Liabilities
COMMON STOCKS SOLD SHORT	(5,856,140)	-	-	(5,856,140)
EXCHANGE TRADED FUNDS SOLD SHORT	(1,614,026)	-	-	(1,614,026)
	$(7,470,166)	$-	$-	$(7,470,166)

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $27,878,987, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,892,511
Gross unrealized depreciation	(443,594)
Net unrealized appreciation	$1,448,917